Expense Example, No Redemption - Investor A, C and Institutional - BlackRock National Municipal Fund - Investor C Shares	Oct. 28, 2020 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 152
Expense Example, No Redemption, 3 Years	479
Expense Example, No Redemption, 5 Years	830
Expense Example, No Redemption, 10 Years	$ 1,820